UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZPR Investment Management, Inc.
Address: 1642 North Volusia Avenue
         Orange City, FL  32763

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ted Bauchle
Title:     Vice President
Phone:     386-775-1177

Signature, Place, and Date of Signing:

 /s/ Ted Bauchle     Orange City, FL     April 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $95,557 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108     5497   226016 SH       SOLE                   226016        0        0
AMTECH SYS INC                 COM PAR $0.01N   032332504     1078    42725 SH       SOLE                    42725        0        0
BLACK BOX CORP DEL             COM              091826107     1736    49785 SH       SOLE                    49785        0        0
BOOKS-A-MILLION INC            COM              098570104     1644   398011 SH       SOLE                   398011        0        0
BROWN SHOE INC NEW             COM              115736100     1579   129210 SH       SOLE                   129210        0        0
CHASE CORP                     COM              16150R104     1665    89617 SH       SOLE                    89617        0        0
CONTINUCARE CORP               COM              212172100     1843   344500 SH       SOLE                   344500        0        0
CORINTHIAN COLLEGES INC        COM              218868107     1681   380210 SH       SOLE                   380210        0        0
CPI AEROSTRUCTURES INC         COM NEW          125919308      750    49340 SH       SOLE                    49340        0        0
DDI CORP                       COM 0.0001 NEW   233162502     2968   280832 SH       SOLE                   280832        0        0
DESTINATION MATERNITY CORP     COM              25065D100     2566   111230 SH       SOLE                   111230        0        0
DIODES INC                     COM              254543101     2024    59410 SH       SOLE                    59410        0        0
DYNAMICS RESH CORP             COM              268057106     1172    71652 SH       SOLE                    71652        0        0
ENTEGRIS INC                   COM              29362U104     2682   305490 SH       SOLE                   305490        0        0
EPLUS INC                      COM              294268107      554    20830 SH       SOLE                    20830        0        0
GT SOLAR INTL INC              COM              3623E0209     5995   561879 SH       SOLE                   561879        0        0
HEALTHSPRING INC               COM              42224N101     1723    46110 SH       SOLE                    46110        0        0
HELEN OF TROY CORP LTD         COM              G4388N106     2020    68700 SH       SOLE                    68700        0        0
INTEGRATED SILICON SOLUTION    COM              45812P107     1807   194880 SH       SOLE                   194880        0        0
INTERDIGITAL INC               COM              45867G101     8587   179979 SH       SOLE                   179979        0        0
IXYS CORP                      COM              46600W106     2729   203200 SH       SOLE                   203200        0        0
MATERIAL SCIENCES CORP         COM              576674105     2051   284455 SH       SOLE                   284455        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     7437  1572249 SH       SOLE                  1572249        0        0
MKS INSTRUMENT INC             COM              55306N104     3575   107367 SH       SOLE                   107367        0        0
NANOMETRICS INC                COM              630077105     6760   373700 SH       SOLE                   373700        0        0
NEWMARKET CORP                 COM              651587107     2944    18605 SH       SOLE                    18605        0        0
P C CONNECTION                 COM              69318J100      502    56690 SH       SOLE                    56690        0        0
POWER ONE INC NEW              COM              73930R102     1637   187120 SH       SOLE                   187120        0        0
RADIOSHACK CORP                COM              750438103     2473   164788 SH       SOLE                   164788        0        0
RF MICRODEVICES INC            COM              749941100     1988   310175 SH       SOLE                   310175        0        0
RUDOLPH TECHNOLOGIES INC       COM              781270103     2070   189230 SH       SOLE                   189230        0        0
SYNNEX CORP                    COM              87162W100     7047   215315 SH       SOLE                   215315        0        0
USA MOBILITY INC               COM              90341G103     1525   105340 SH       SOLE                   105340        0        0
VSE CORP                       COM              918284100     3248   109325 SH       SOLE                   109325        0        0